Term Deposit	12 Months Ended
Dec. 31, 2025
Term Deposit [Abstract]
Term Deposit

6. Term Deposit

As of December 31, 2025 and 2024, term deposit was $44,840 and $45,006, respectively. This term deposit serves as 120% collateral for a corporate credit card with a limit of $37,505(MOP 300,000). This term deposit has a maturity of one year from July 30, 2024 to July 30, 2025 and an annual interest rate of 3.2%. After this term deposit expires, it has been renewed for another year. This term deposit has a maturity of one year from July 30, 2025 to July 30, 2026 and an annual interest rate of 1.8%.